Line of Credit	6 Months Ended
Jun. 30, 2011
Line of Credit Facility [Abstract]
Line of Credit Facility [Text Block]
Line of Credit
On March 18, 2009, the Company closed on an asset-based line of credit of up to $3.0 million, secured by accounts receivable and inventories (the “revolving line of credit”). The revolving line of credit bears interest, floating at the Wall Street Journal Prime Rate plus 4.5 percent, and is subject to certain financial covenants, including minimum cash position and EBITDA, measured on a monthly and quarterly basis, respectively, which the Company was in compliance with as of December 31, 2010. The Company would be considered to be in technical covenant default when its EBITDA results are less than the amounts agreed upon with the lender. A violation was experienced with the results of the three-month periods ended September 30, 2009, March 31, 2010, March 31, 2011, and June 30, 2011. The violations were related to the minimum EBITDA covenant, and were cured, in each case, with a waiver. The Company experienced another violation with the results of the three-month period ended September 30, 2010 related to the minimum cash requirement. This violation was cured with a waiver and the Company cured the violation as of October 31, 2010. Non-compliance with these covenants in the future may result in the inability to obtain a waiver and could cause the lender to require the outstanding balance of the line of credit to become due and payable, provided the Company is unable to cure the covenant violation within a reasonable period.
The maximum amount of the line of credit was increased to $3.5 million on September 30, 2009 in connection with a modification of terms used to calculate the available borrowing amount and a modification of the covenants. The revolving line of credit matured on May 1, 2010. On April 26, 2010, the Company entered into a second amendment to extend the maturity date to July 1, 2010. On June 25, 2010, the Company entered into a third amendment to extend the maturity date to June 25, 2011 under substantially the same terms. On August 9, 2010, the Company entered into a fourth amendment to modify the terms of the EBITDA covenant. On March 23, 2011, the Company entered into a fifth amendment in which the Company and its lender agreed to increase the maximum amount available under the revolving line of credit on a seasonal basis from $3.5 million to $4.5 million, effective April 1, 2011. On June 29, 2011, the Company entered into a sixth amendment to extend the maturity date to June 30, 2013.